CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions	CNY (¥) shares	USD ($) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Retained earnings CNY (¥)	Treasury stock CNY (¥) shares	Total Ctrip's shareholders' equity CNY (¥)	Non-controlling interests CNY (¥)
Balance at Dec. 31, 2022	¥ 113,019		¥ 6	¥ 95,196	¥ 825	¥ (1,768)	¥ 20,135	¥ (2,111)	¥ 112,283	¥ 736
Balance (in shares) at Dec. 31, 2022 | shares			646,066,830
Balance (in shares) at Dec. 31, 2022 | shares								(23,432,968)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options (in shares) | shares	4,590,690	4,590,690	4,787,940
Issuance of ordinary shares for the exercise of stock options	¥ 399		¥ 0	399					399
Appropriations to statutory reserves					1,247		(1,247)
Share-based compensation	1,834			1,834					1,834
Foreign currency translation adjustments	77					77			77
Unrealized securities holding gains (losses)	(817)					(817)			(817)
Less: Amounts reclassified from accumulated other comprehensive loss to net income	108					108			108
Net income/(loss)	10,002						9,918		9,918	84
Repurchasing of ordinary shares (in shares) | shares			(6,765,720)					(6,765,720)
Repurchasing of ordinary shares	(1,617)							¥ (1,617)	(1,617)
Business combination and additions of non-controlling interests	1									1
Acquisition of additional equity interests of subsidiaries	0			(1)					(1)	1
Balance (in shares) at Dec. 31, 2023 | shares			644,089,050
Balance at Dec. 31, 2023	¥ 123,006		¥ 6	97,428	2,072	(2,400)	28,806	¥ (3,728)	122,184	822
Balance (in shares) at Dec. 31, 2023 | shares	(30,198,688)	(30,198,688)						(30,198,688)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options (in shares) | shares	14,954,835	14,954,835	15,146,907
Issuance of ordinary shares for the exercise of stock options	¥ 1,726		¥ 0	1,726					1,726
Conversion of convertible notes (in shares) | shares			15,621
Conversion of convertible notes	6		¥ 0	6					6
Appropriations to statutory reserves					622		(622)
Share-based compensation	2,042			2,042					2,042
Foreign currency translation adjustments	417					417			417
Unrealized securities holding gains (losses)	(70)					(70)			(70)
Less: Amounts reclassified from accumulated other comprehensive loss to net income	622					622			622
Net income/(loss)	17,200						17,067		17,067	133
Repurchasing of ordinary shares (in shares) | shares			(5,980,861)					(5,980,861)
Repurchasing of ordinary shares	(2,172)							¥ (2,172)	(2,172)
Business combination and additions of non-controlling interests	51									51
Acquisition of additional equity interests of subsidiaries	(89)			(15)					(15)	(74)
Balance (in shares) at Dec. 31, 2024 | shares			653,270,717
Balance at Dec. 31, 2024	¥ 142,739		¥ 6	101,187	2,694	(1,431)	45,251	¥ (5,900)	141,807	932
Balance (in shares) at Dec. 31, 2024 | shares	(36,179,549)	(36,179,549)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options (in shares) | shares	6,115,671	6,115,671	6,256,673
Issuance of ordinary shares for the exercise of stock options	¥ 493		¥ 0	493					493
Conversion of convertible notes (in shares) | shares			72,198
Conversion of convertible notes	28		¥ 0	28					28
Appropriations to statutory reserves					525		(525)
Share-based compensation	2,270			2,222					2,222	48
Foreign currency translation adjustments	(1,398)	$ (200)				(1,398)			(1,398)
Unrealized securities holding gains (losses)	(122)					(122)			(122)
Less: Amounts reclassified from accumulated other comprehensive loss to net income	290					290			290
Net income/(loss)	33,352						33,294		33,294	58
Repurchasing of ordinary shares (in shares) | shares			(10,016,014)					(10,016,014)
Repurchasing of ordinary shares	(4,396)		¥ 0					¥ (4,396)	(4,396)
Business combination and additions of non-controlling interests	727									727
Dividends distribution	(1,423)						(1,423)		(1,423)
Acquisition of additional equity interests of subsidiaries	(91)			23					23	(114)
Balance (in shares) at Dec. 31, 2025 | shares			649,583,574
Balance at Dec. 31, 2025	¥ 172,469	$ 24,663	¥ 6	¥ 103,953	¥ 3,219	¥ (2,661)	¥ 76,597	¥ (10,296)	¥ 170,818	¥ 1,651
Balance (in shares) at Dec. 31, 2025 | shares	(46,195,563)	(46,195,563)